Risk management - Regulatory Capital Alternative Standard (Details) - EUR (€) € in Millions	Dec. 31, 2017	Nov. 01, 2017	Jul. 03, 2017	Dec. 31, 2016	Nov. 04, 2016	Dec. 31, 2015	Nov. 04, 2015	Apr. 29, 2015	Jan. 29, 2015	Jan. 08, 2015	Dec. 31, 2014
Eligible Capital
Common Equity Tier 1	€ 74,173			€ 73,709
CAPITAL	8,068	€ 48	€ 729	7,291	€ 74	€ 7,217	€ 59	€ 128	€ 131	€ 607	€ 6,292
(-) Treasury shares and own shares financed	(22)			(10)
Share premium	51,053		€ 6,343	44,912		€ 45,001				€ 6,893
Reserves	52,241			49,234
Other retained earnings	(22,363)			(14,924)
Minority interests	7,991			8,018
Profit net of dividends	3,621			3,735
Deductions	(26,416)			(24,548)
Goodwill and intangible assets	(22,829)			(21,585)
Others	(3,586)			(2,963)
Additional Tier I	3,110
Eligible instruments AT1	8,498			6,469
T1 excesses - subsidiaries	347			351
Residual value of intangibles	(5,707)			(6,820)
Deductions	(27)
Tier II	13,422			12,628
Eligible instruments AT2	9,901			9,039
Gen. Funds and surplus loans loss prov. IRB	3,823			3,493
T2 excesses - subsidiaries	(275)			96
Deductions	(27)
TOTAL ELIGIBLE CAPITAL	€ 90,706			€ 86,337